Commitments and Contingencies (Details 1) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
2016	$ 96,890
2017	24,223
Total rental commitments	121,113
Less: Interest payments	(4,124)
Total lease payable	116,989
Lease payable, current portion	93,852	$ 0
Lease payable, less current portion	$ 23,127	$ 0